Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2023	2022

	(in US$’000)
Prepayments	7,108	22,329
Interest receivables	2,936	807
Value-added tax receivables	2,166	1,491
Deposits	1,065	1,214
Dividend receivables (Note 22)	—	26,246
Others	1,614	1,129
	14,889	53,216